UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
			Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
-------
This Amendment (Check only one.): [] is a restatement.
[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NFC Investments, LLC

Address: 5101 Wheelis Drive, Suite 207
Memphis, TN 38117

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:
Name: William V. Thompson, III
Title: Executive Vice President and Chief Compliance Officer
Phone: (901) 767-5576


Signature, Place, and Date of Signing:
/s/ William V. Thompson, III      Memphis, TN                       1/10/2013
--------------------------------- --------------------------------- ----------
[Signature]                       [City, State]                     [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $ 130,319
--------------
(In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2         COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6   COLUMN 7 COLUMN 8
------------------------- 	---------------- ---------  -------- ------------------ ---------- -------- ------------------------
                                                     	    VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER            	TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
------------------------- 	---------------- ---------  -------- --------- --- ---- ---------- -------- ------- ------ ---------
ALLIANCE HOLDINGS GP LP   	COM UNITS LP     01861G100  8,994    189,035    SH       SOLE       NONE     30,000  0      159,035
ALTERRA CAPITAL HOLDINGS LIM	COM		 G0229R108  986	     35,000	SH	 SOLE	    NONE     35,000  0      0
AMERICAN INTL GROUP INC		COM		 026874784  10,776   304,690	SH	 SOLE	    NONE     125,000 0      179,690
ANNALY CAP MGMT INC       	COM              035710409  5,532    393,995    SH       SOLE       NONE     39,500  0      354,495
AOXING PHARMACEUTICAL CO  	COM              03740A106  7        40,542     SH       SOLE       NONE     -       0      40,542
APPLE INC                 	COM              037833100  266      500	SH       SOLE       NONE     -       0      500
BERKSHIRE HATHAWAY INC    	CL B 		 084670702  273      3,040      SH       SOLE       NONE     -       0      3,040
BROOKFIELD RESIDENTIAL PPTYS	COM		 11283W104  5,390    300,441    SH       SOLE       NONE     74,191  0      226,250
CAPITAL ONE FINL CORP     	COM 		 14040H105  5,648    97,500     SH       SOLE       NONE     23,000  0      74,500
CAPITAL ONE FINL CORP     	W EXP 11/14/2018 14040H139  2,574    121,630    SH       SOLE       NONE     30,000  0      91,630
CASH STORE FINL SVCS INC  	COM 		 14756F103  2,891    783,580    SH       SOLE       NONE     240,100 0      543,480
CENTRAL SECS CORP         	COM 		 155123102  504      25,210     SH       SOLE       NONE     -       0      25,210
CHESAPEAKE ENERGY CORP          COM              165167107  4,977    299,465    SH       SOLE       NONE     55,000  0      244,465
CHIMERA INVT CORP         	COM 		 16934Q109  7,138    2,735,000  SH       SOLE       NONE     350,000 0      2,385,000
COCA COLA CO              	COM 		 191216100  478      13,194     SH       SOLE       NONE     -       0      13,194
CORRECTIONS CORP AMER     	COM 		 22025Y407  3,292    92,805     SH       SOLE       NONE     20,000  0      72,805
DIRECTV COM               	CL A 		 25490A101  2,710    54,030     SH       SOLE       NONE     11,000  0      43,030
EVEREST RE GROUP LTD		COM		 G3223R108  1,319    12,000	SH	 SOLE	    NONE     12,000  0      -
FIRST HORIZON NATL CORP   	COM 		 320517105  979      98,812     SH       SOLE       NONE     -       0      98,812
HAWAIIAN TELCOM HOLDCO INC      COM              420031106  4,460    228,735    SH       SOLE       NONE     60,000  0      168,735
INFINITY PPTY & CAS CORP  	COM 		 45665Q103  7,675    131,783    SH       SOLE       NONE     43,000  0      88,783
INTERVEST BANCSHARES CORP 	CL A 		 460927106  6,844    1,759,484  SH       SOLE       NONE     471,540 0      1,287,944
JOHNSON & JOHNSON         	COM 		 478160104  210      3,000      SH       SOLE       NONE     -       0      3,000
NVR INC                   	COM 		 62944T105  3,287    3,573      SH       SOLE       NONE     800     0      2,773
NATIONAL INTERSTATE CORP  	COM 		 63654U100  1,297    45,000     SH       SOLE       NONE     45,000  0      -
OLD REP INTL CORP         	COM 		 680223104  18,770   1,762,395  SH       SOLE       NONE     770,000 0      992,395
ONEBEACON INSURANCE GROUP LTD   CL A             G67742109  1,922    138,283    SH       SOLE       NONE     -       0      138,283
REGIONS FINANCIAL CORP    	COM 		 7591EP100  141      19,785     SH       SOLE       NONE     -       0      19,785
RENAISSANCERE HOLDINGS LTD	COM	         G7496G103  1,381    17,000     SH       SOLE       NONE     17,000  0      -
RENT A CTR INC            	COM 		 76009N100  4,391    127,790    SH       SOLE       NONE     25,000  0      102,790
STANCORP FINL GROUP INC   	COM		 852891100  550      15,000     SH       SOLE       NONE     15,000  0      -
STARWOOD PPTY TR INC      	COM 		 85571B105  9,636    419,675    SH       SOLE       NONE     60,000  0      359,675
WALTER ENERGY			COM	         93317Q105  3,980    110,920    SH       SOLE       NONE     20,000  0      90,920
WALTER INVT MGMT CORP		COM		 93317W102  320	     7,437	SH	 SOLE	    NONE     -       0      7,437
WHITE MTNS INS GRP LTD		COM	         G9618E107  721      1,400      SH       SOLE       NONE     1,400   0      -

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